Debt (Tables)	12 Months Ended
Mar. 31, 2022
Debt
Schedule of short-term and long-term borrowings

			Yen in thousands
			March 31,
	Interest Rate	Maturity	2022	2021
Amended term loan with Japan Finance Corporation	0.36% to 1.26%	August 31, 2026	¥15,500	¥—
Term loan with Japan Finance Corporation	0.90% to 8.55%	August 31, 2026	—	15,000
Term loan with Resona Bank, Limited	0.00% to 1.20%	November 30, 2030	25,000	25,000
Term loan with SBI Estate Finance Co., Ltd.	6.00%	September 5, 2037	45,011	46,729
Total long-term debt			85,511	86,729
Less: unamortized debt issuance costs			(1,067)	(1,136)
Subtotal			84,444	85,593
Current portion of long-term debt, net of debt issuance costs			(4,970)	(1,649)
Long-term debt, excluding current portion, net of debt issuance costs			¥79,474	¥83,944

Schedule of contractual maturities of long-term debt	Contractual maturities of long-term debt as of March 31, 2022 were as follows:

(Yen in thousands)
2023	¥5,039
2024	8,950
2025	9,076
2026	9,203
2027	7,062
Thereafter	46,181
Total	¥85,511